SCHEDULE OF WARRANTS EXPIRATION (Details) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Mar. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of common warrants		902,113
Number of Common Warrants	902,113	902,113	902,113
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of common warrants	802,113	802,113
Warrant Exercise Price	$ 2.80	$ 2.80
Expiration Date	Sep. 15, 2026	Sep. 15, 2026
Exercise Price Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of common warrants	100,000	100,000
Warrant Exercise Price	$ 5.00	$ 5.00
Expiration Date	May 23, 2027	May 23, 2027